Convertible loan (Details Narrative)				12 Months Ended
	Jun. 10, 2021 CAD ($) shares	Oct. 29, 2019 USD ($) shares	Oct. 29, 2019 USD ($) $ / shares	Jun. 30, 2021 CAD ($)	Mar. 31, 2022	Jun. 30, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Principal converted		$ 1,000
Exercise price, warrants (in CAD per share) | $ / shares			$ 1.20
Number of common shares issued for convertible loan (in shares) | shares	6,251,250
Number of warrants issued for convertible loan (in shares) | shares	3,125,625
Borrowing prepayment fee					3.00%
Total borrowings						$ 4,955,500
Borrowings, amount converted	$ 3,750,000			$ 4,353,088
Interest paid	$ 181,286			$ 181,286
Convertible loan [member]
IfrsStatementLineItems [Line Items]
Notional amount		$ 3,750,000	$ 3,750,000
Number of common shares issuable for each US$1000 convertible loan (in shares) | shares		1,667
Borrowing fee		4.50%	4.50%
Borrowings, interest rate		3.00%	3.00%		7.50%
Total borrowings		$ 3,550,131	$ 3,550,131
Transaction costs		$ 199,869	$ 199,869
Borrowings, effective interest rate		4.10%	4.10%